UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.1%

Security	Shares	Value
Aerospace & Defense — 3.1%
Boeing Co. (The)	162,500	$21,815,625
United Technologies Corp.	224,330	24,869,224

		$46,684,849

Capital Markets — 2.1%
Morgan Stanley(1)	1,022,030	$31,989,539

		$31,989,539

Chemicals — 3.5%
CF Industries Holdings, Inc.	90,970	$19,775,058
LyondellBasell Industries NV, Class A	224,850	17,353,923
PPG Industries, Inc.	91,980	16,929,839

		$54,058,820

Commercial Banks — 6.3%
Natixis	3,335,000	$18,394,031
PNC Financial Services Group, Inc. (The)	378,150	29,098,642
Regions Financial Corp.(1)	1,533,070	14,916,771
Wells Fargo & Co.(1)	787,330	34,658,267

		$97,067,711

Communications Equipment — 0.9%
Cisco Systems, Inc.	678,860	$14,425,775

		$14,425,775

Computers & Peripherals — 2.3%
Apple, Inc.	27,000	$15,013,890
Hewlett-Packard Co.	718,100	19,640,035

		$34,653,925

Consumer Finance — 2.0%
Discover Financial Services	582,560	$31,050,448

		$31,050,448

Diversified Financial Services — 6.5%
Bank of America Corp.	2,087,774	$33,028,585
Citigroup, Inc.(1)	633,660	33,533,287
JPMorgan Chase & Co.(1)	577,970	33,071,443

		$99,633,315

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	400,000	$14,084,000
Bezeq Israeli Telecommunication Corp., Ltd.	4,769,841	7,979,979

		$22,063,979

Electric Utilities — 3.9%
Edison International(1)	691,920	$31,973,623
NextEra Energy, Inc.(1)	323,590	27,372,478

		$59,346,101

Electrical Equipment — 0.9%
Emerson Electric Co.	214,620	$14,377,394

		$14,377,394

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	1,006,700	$17,194,436

		$17,194,436

Food Products — 3.4%
Kraft Foods Group, Inc.(1)	312,487	$16,599,309
Mondelez International, Inc., Class A(1)	829,541	27,814,510
Nestle SA(1)	108,330	7,902,603

		$52,316,422

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	439,480	$16,783,741
Covidien PLC(1)	414,640	28,303,327
Medtronic, Inc.	126,020	7,223,466

		$52,310,534

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.(1)	262,660	$25,575,204

		$25,575,204

Industrial Conglomerates — 1.1%
General Electric Co.	274,420	$7,316,037
Koninklijke Philips NV	265,772	9,504,298

		$16,820,335

Insurance — 5.7%
ACE, Ltd.	283,100	$29,097,018
Aflac, Inc.(1)	388,370	25,776,117
AXA SA	543,580	14,219,856
MetLife, Inc.	350,550	18,295,205

		$87,388,196

Machinery — 0.9%
Caterpillar, Inc.	153,700	$13,003,020

		$13,003,020

Media — 3.4%
Comcast Corp., Class A(1)	533,040	$26,582,705
Walt Disney Co. (The)(1)	365,730	25,798,594

		$52,381,299

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.(1)	445,658	$15,459,876

		$15,459,876

Multi-Utilities — 5.3%
GDF Suez	1,100,000	$25,491,802
National Grid PLC	2,200,000	27,858,314
Sempra Energy(1)	306,610	27,116,588

		$80,466,704

Oil, Gas & Consumable Fuels — 11.7%
Chevron Corp.(1)	325,280	$39,827,283
ENI SpA	1,578,020	37,772,024
Exxon Mobil Corp.(1)	131,280	12,272,054
Marathon Oil Corp.	634,690	22,874,228
Occidental Petroleum Corp.(1)	381,610	36,237,686
Phillips 66	210,000	14,618,100
Total SA	265,000	16,030,793

		$179,632,168

Pharmaceuticals — 8.3%
AstraZeneca PLC	188,030	$10,782,021
Johnson & Johnson(1)	91,980	8,706,827

Security	Shares	Value
Merck & Co., Inc.(1)	609,437	$30,368,246
Pfizer, Inc.(1)	1,246,890	39,563,820
Roche Holding AG PC	81,760	22,804,897
Sanofi	145,130	15,334,253

		$127,560,064

Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities, Inc.(1)	119,580	$14,177,405
Public Storage, Inc.	132,870	20,289,249

		$34,466,654

Road & Rail — 2.3%
Union Pacific Corp.(1)	216,670	$35,109,207

		$35,109,207

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	141,653	$6,830,508

		$6,830,508

Software — 1.0%
Microsoft Corp.(1)	394,350	$15,036,566

		$15,036,566

Specialty Retail — 1.2%
Home Depot, Inc. (The)(1)	220,760	$17,808,709

		$17,808,709

Trading Companies & Distributors — 0.9%
Wolseley PLC(2)	261,984	$14,108,126

		$14,108,126

Total Common Stocks (identified cost $1,052,118,947)		$1,348,819,884

Preferred Stocks — 28.5%

Security	Shares	Value
Banks — 1.4%
AgriBank FCB, 6.875% to 1/1/24(2)(3)	92,513	$9,219,503
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(3)(4)	12,213	11,810,387

		$21,029,890

Capital Markets — 1.6%
Affiliated Managers Group, Inc., 6.375%	94,425	$2,201,283
Bank of New York Mellon Corp. (The), 5.20%	144,283	3,044,371
Charles Schwab Corp. (The), Series A, 7.00% to 2/1/22(1)(3)	7,065	7,973,049
Goldman Sachs Group, Inc. (The), Series I, 5.95%	171,000	3,758,580
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	349,225	7,934,392

		$24,911,675

Commercial Banks — 11.0%
Barclays PLC, 8.125% to 9/19/18(3)(4)	5,190	$5,388,517
Citigroup, Inc., 6.875% to 11/15/23(3)	58,300	1,464,642
Citigroup, Inc., Series B, 5.90% to 2/15/23(3)	6,060	5,825,842
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	94,700	9,384,183
Credit Agricole SA, 8.125% to 9/19/18(3)(4)	8,267	9,080,531
Deutsche Bank Contingent Capital Trust III, 7.60%	204,580	5,405,004
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	13,800	1,356,282
Farm Credit Bank of Texas, Series 1, 10.00%	8,678	10,207,497
First Tennessee Bank, 3.75%(4)(5)	4,660	3,374,131
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(1)(3)(4)	4,737	6,989,279

Security	Shares	Value
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(1)(3)	5,504	$6,126,267
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	5,650	5,139,420
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	4,566	4,511,208
KeyCorp, Series A, 7.75%	81,279	10,397,616
Regions Financial Corp., Series A, 6.375%	471,632	10,503,245
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(3)	3,985	4,246,701
Royal Bank of Scotland Group PLC, Series T, 7.25%	128,495	3,166,117
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	135.97	14,710,386
SunTrust Banks, Inc., Series E, 5.875%	330,358	7,096,916
Synovus Financial Corp., Series C, 7.875% to 8/1/18(3)	175,520	4,814,952
Texas Capital Bancshares, Inc., 6.50%	274,290	6,231,869
Texas Capital Bancshares, Inc., Series A, 6.50%	47,100	1,043,265
Webster Financial Corp., Series E, 6.40%	187,995	4,239,569
Wells Fargo & Co., Series L, 7.50%	13,018	14,661,522
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	343,260	8,291,892
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	4,120	4,220,116

		$167,876,969

Consumer Finance — 1.5%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	187,367	$5,027,525
Capital One Financial Corp., Series B, 6.00%	343,900	7,393,850
Discover Financial Services, Series B, 6.50%	436,750	10,216,238

		$22,637,613

Diversified Financial Services — 3.1%
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	4,520	$4,210,079
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	91.74	10,525,845
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	50.05	5,334,144
KKR Financial Holdings, LLC, Series A, 7.375%	377,100	8,971,774
RBS Capital Funding Trust VII, Series G, 6.08%	371,216	8,029,402
UBS AG, 7.625%(1)	9,485	11,076,911

		$48,148,155

Electric Utilities — 3.0%
Electricite de France SA, 5.25% to 1/29/23(1)(3)(4)	11,800	$11,891,008
Entergy Arkansas, Inc., 4.90%	96,455	1,951,526
Entergy Arkansas, Inc., 6.45%	308,409	7,517,469
Entergy Louisiana, LLC, 6.95%	14,484	1,450,664
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	112,500	2,423,419
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	2,586	49,347
Southern California Edison Co., Series D, 6.50%	64,615	6,396,885
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(3)	4,967	5,267,319
Virginia Electric and Power Co., 6.12%	90	9,074,315

		$46,021,952

Food Products — 1.0%
Dairy Farmers of America, 7.875%(4)	94,450	$10,085,494
Ocean Spray Cranberries, Inc., 6.25%(4)	57,835	5,096,709

		$15,182,203

Insurance — 2.0%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(3)	13,000	$5,200,812
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	70,552	1,680,549
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	89,150	2,297,396
Endurance Specialty Holdings, Ltd., Series B, 7.50%	185,750	4,669,755
Montpelier Re Holdings, Ltd., 8.875%	403,419	11,037,544
Prudential PLC, 6.50%(1)	5,936	6,040,404

		$30,926,460

Machinery — 0.8%
Stanley Black & Decker, Inc., 5.75%	511,817	$11,593,935

		$11,593,935

Security	Shares	Value
Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	194,047	$3,892,389

		$3,892,389

Pipelines — 0.5%
NuStar Logistics LP, 7.625% to 1/15/18(3)	283,020	$7,319,322

		$7,319,322

Real Estate Investment Trusts (REITs) — 1.4%
Cedar Realty Trust, Inc., Series B, 7.25%	188,900	$4,380,591
Chesapeake Lodging Trust, Series A, 7.75%	73,431	1,826,963
DDR Corp., Series J, 6.50%	250,000	5,477,500
DDR Corp., Series K, 6.25%	129,500	2,698,132
Sunstone Hotel Investors, Inc., Series D, 8.00%	239,400	6,127,156
Taubman Centers, Inc., Series K, 6.25%	70,600	1,522,842

		$22,033,184

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(4)	2,402	$2,928,939

		$2,928,939

Thrifts & Mortgage Finance — 0.8%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	4,750	$4,275,000
EverBank Financial Corp., Series A, 6.75%	376,200	8,325,306

		$12,600,306

Total Preferred Stocks (identified cost $437,854,855)		$437,102,992

Corporate Bonds & Notes — 9.4%

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.2%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$2,350	$2,220,750

		$2,220,750

Commercial Banks — 1.6%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(3)(4)	$2,400	$1,893,600
Citigroup Capital III, 7.625%, 12/1/36	4,730	5,297,600
Credit Suisse AG, 6.50%, 8/8/23(4)	4,682	4,967,415
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(3)(4)	5,691	7,455,210
Regions Financial Corp., 7.375%, 12/10/37	540	584,958
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	5,100	3,978,000

		$24,176,783

Diversified Financial Services — 0.8%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(3)(4)	$14,296	$12,759,180

		$12,759,180

Diversified Telecommunication Services — 0.5%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$8,049	$8,286,397

		$8,286,397

Electric Utilities — 1.5%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$9,000	$9,821,250
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(3)	13,510	13,638,237

		$23,459,487

Industrial Conglomerates — 0.5%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(3)(4)	$6,900	$7,348,500

		$7,348,500

Security	Principal Amount (000’s omitted)	Value
Insurance — 3.2%
Allstate Corp. (The), 5.75% to 8/15/23, 8/15/53(3)	$7,020	$7,138,462
Allstate Corp. (The), Series B, 6.125% to 5/15/17, 5/15/37, 5/15/67(3)(6)	1,565	1,633,469
MetLife Capital Trust IV, 7.875%, 12/15/67(4)	794	911,115
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(1)(3)	4,575	6,805,312
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(4)	3,685	3,745,803
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	6,719	7,132,427
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(1)(3)(4)	6,218	6,622,170
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(3)	15,407	15,175,895

		$49,164,653

Pipelines — 1.1%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$5,497	$5,132,824
Energy Transfer Partners, LP, 3.259%, 11/1/66(4)(5)	6,225	5,695,875
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(1)(3)	5,105	5,261,611

		$16,090,310

Total Corporate Bonds & Notes (identified cost $129,806,880)		$143,506,060

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(7)	$19,654	$19,653,853

Total Short-Term Investments (identified cost $19,653,853)		$19,653,853

Total Investments — 127.3% (identified cost $1,639,434,535)		$1,949,082,789

Other Assets, Less Liabilities — (27.3)%		$(417,626,959)

Net Assets — 100.0%		$1,531,455,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2013, the aggregate value of these securities is $176,088,362 or 11.5% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2013.

(6)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2013 was $6,190.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	79.1%	$1,542,158,812
France	5.4	106,006,476
Switzerland	3.7	71,394,103
United Kingdom	3.5	67,724,965
Italy	2.4	47,593,274
Ireland	1.5	28,303,327
Cayman Islands	1.3	25,453,334
Bermuda	1.0	19,685,244
Netherlands	0.9	17,790,695
Australia	0.6	10,878,230
Israel	0.4	7,979,979
China	0.1	2,220,750
Brazil	0.1	1,893,600

Total Investments	100.0%	$1,949,082,789

A summary of open financial instruments at November 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
12/4/13	British Pound Sterling 6,221,000	United States Dollar 10,088,845	State Street Bank and Trust Co.	$—	$(90,505)	$(90,505)
12/4/13	Euro 30,272,000	United States Dollar 41,078,862	Citibank NA	—	(54,739)	(54,739)
12/4/13	Euro 30,272,000	United States Dollar 41,085,128	Standard Chartered Bank	—	(48,473)	(48,473)
12/4/13	Euro 30,272,000	United States Dollar 41,082,010	State Street Bank and Trust Co.	—	(51,591)	(51,591)

				$—	$(245,308)	$(245,308)

At November 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

At November 30, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $245,308.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,639,675,992

Gross unrealized appreciation	$341,321,616
Gross unrealized depreciation	(31,914,819)

Net unrealized appreciation	$309,406,797

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$95,765,212	$—	$—	$95,765,212
Consumer Staples	44,413,819	7,902,603	—	52,316,422
Energy	125,829,351	53,802,817	—	179,632,168
Financials	348,981,976	32,613,887	—	381,595,863
Health Care	130,949,427	48,921,171	—	179,870,598
Industrials	116,490,507	23,612,424	—	140,102,931
Information Technology	88,141,210	—	—	88,141,210
Materials	69,518,696	—	—	69,518,696
Telecommunication Services	14,084,000	7,979,979	—	22,063,979
Utilities	86,462,689	53,350,116	—	139,812,805
Total Common Stocks	$1,120,636,887	$228,182,997 *	$—	$1,348,819,884
Preferred Stocks
Consumer Staples	$—	$15,182,203	$—	$15,182,203
Energy	—	7,319,322	—	7,319,322
Financials	114,462,373	235,701,879	—	350,164,252
Industrials	—	11,593,935	—	11,593,935
Telecommunication Services	—	2,928,939	—	2,928,939
Utilities	3,892,389	46,021,952	—	49,914,341
Total Preferred Stocks	$118,354,762	$318,748,230	$—	$437,102,992
Corporate Bonds & Notes	$—	$143,506,060	$—	$143,506,060
Short-Term Investments	—	19,653,853	—	19,653,853
Total Investments	$1,238,991,649	$710,091,140	$—	$1,949,082,789

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(245,308)	$—	$(245,308)
Total	$—	$(245,308)	$—	$(245,308)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	January 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 27, 2014